Annual Total Returns - Franklin Equity Income Fund [BarChart] - Franklin Investors Securities Trust - FIST1-32 - Franklin Equity Income Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	1.47%
Annual Return 2012	11.85%
Annual Return 2013	29.28%
Annual Return 2014	9.12%
Annual Return 2015	(0.90%)
Annual Return 2016	11.75%
Annual Return 2017	15.96%
Annual Return 2018	(4.67%)
Annual Return 2019	25.48%
Annual Return 2020	5.61%